SUPPLEMENT DATED JULY 29, 2026
         TO THE PROSPECTUS AND SUMMARY PROSPECTUS EACH DATED MAY 1, 2026
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                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                        VARIABLE ANNUITY ACCOUNT FIVE
                      Seasons Select II Variable Annuity

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This Supplement updates certain information in the Appendix A - Investment
Options Available Under the Contract in the most recent prospectus and updating summary prospectus (collectively, the "Prospectus").

Effective on or about July 29, 2026, the Current Expenses for below Underlying Funds have been updated as follows.

--------------------------------------------------------  ----------  -----------------
 Underlying Fund Name                                        Share       New Current
                                                             Class         Expense
--------------------------------------------------------  ----------  -----------------
SA Allocation Aggressive Portfolio                          Class 1        0.80%*
--------------------------------------------------------  ----------  -----------------
SA Allocation Aggressive Portfolio                          Class 3        1.05%*
--------------------------------------------------------  ----------  -----------------
SA Allocation Balanced Portfolio                            Class 1        0.78%*
--------------------------------------------------------  ----------  -----------------
SA Allocation Balanced Portfolio                            Class 3        1.03%*
--------------------------------------------------------  ----------  -----------------
SA Allocation Moderately Aggressive Portfolio               Class 1        0.78%*
--------------------------------------------------------  ----------  -----------------
SA Allocation Moderately Aggressive Portfolio               Class 3        1.03%
--------------------------------------------------------  ----------  -----------------
SA Allocation Moderate Portfolio                            Class 1        0.79%*
--------------------------------------------------------  ----------  -----------------
SA Allocation Moderate Portfolio                            Class 3        1.04%*
--------------------------------------------------------  ----------  -----------------
SA American Century Inflation Managed Portfolio             Class 3        0.93%
--------------------------------------------------------  ----------  -----------------
SA Columbia Focused Value Portfolio                         Class 2        0.88%*
--------------------------------------------------------  ----------  -----------------
SA Columbia Focused Value Portfolio                         Class 3        0.98%*
--------------------------------------------------------  ----------  -----------------
SA Franklin Allocation Moderately Aggressive Portfolio      Class 2        1.08%*
--------------------------------------------------------  ----------  -----------------
SA Franklin Allocation Moderately Aggressive Portfolio      Class 3        1.18%*
--------------------------------------------------------  ----------  -----------------
SA Multi-Managed Diversified Fixed Income Portfolio         Class 2        0.86%
--------------------------------------------------------  ----------  -----------------
SA Multi-Managed Diversified Fixed Income Portfolio         Class 3        0.96%
--------------------------------------------------------  ----------  -----------------
SA Multi-Managed International Equity Portfolio             Class 2        1.28%*
--------------------------------------------------------  ----------  -----------------
SA Multi-Managed International Equity Portfolio             Class 3        1.38%*
--------------------------------------------------------  ----------  -----------------
SA Multi-Managed Large Cap Growth Portfolio                 Class 2        0.95%*
--------------------------------------------------------  ----------  -----------------
SA Multi-Managed Large Cap Growth Portfolio                 Class 3        1.05%*
--------------------------------------------------------  ----------  -----------------
SA Multi-Managed Large Cap Value Portfolio                  Class 2        1.00%*
--------------------------------------------------------  ----------  -----------------
SA Multi-Managed Large Cap Value Portfolio                  Class 3        1.10%*
--------------------------------------------------------  ----------  -----------------
SA Multi-Managed Mid Cap Growth Portfolio                   Class 2        1.16%
--------------------------------------------------------  ----------  -----------------
SA Multi-Managed Mid Cap Growth Portfolio                   Class 3        1.26%
--------------------------------------------------------  ----------  -----------------
SA Multi-Managed Mid Cap Value Portfolio                    Class 2        1.17%
--------------------------------------------------------  ----------  -----------------
SA Multi-Managed Mid Cap Value Portfolio                    Class 3        1.27%
--------------------------------------------------------  ----------  -----------------
SA Multi-Managed Small Cap Portfolio                        Class 2        1.23%
--------------------------------------------------------  ----------  -----------------
SA Multi-Managed Small Cap Portfolio                        Class 3        1.33%
--------------------------------------------------------  ----------  -----------------


* This Underlying Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. For additional information, see the Underlying Fund prospectus available online at www.corebridgefinancial.com/ProductProspectuses or by calling (855) 421-2692.



             Please keep this supplement with your Prospectus.